November 14, 1995 Securities and
Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Rule 24f-2 Notice for The Prudential Institutional Fund (File No. 811-6677)

Ladies and Gentlemen:

           This Notice is filed on behalf of Prudential Institutional
Fund, pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

     1.   Fiscal year for which notice is filed: 9/30/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of beginning of the fiscal year: None.

     3. The number of shares registered during the fiscal year ended 9/30/95 other than pursuant to Rule 24f-2: None.

     4.   The number of shares sold during the fiscal year ended
          9/30/95: 90,092,863

     5.   The number of shares sold during the fiscal year ended
                 9/30/95 in reliance upon Rule 24f-2: 90,092,863

     Pursuant to the requirements of Rule 24f-2, a fee in the amount of $40,402.21 is being paid in connection with this filing and I have enclosed herein the required opinion of counsel.

                                             Very truly yours,


                                             /s/ S. Jane Rose
                                             S. Jane Rose Secretary
SJR/ln
Enclosure

     *Calculation of Fee           No. of Shares    Dollar Amount
     Shares sold                    90,092,863     $456,476,967
     Shares redeemed               (62,796,714)   ($254,465,912) Net Sales for

     calculation of fee             27,296,149     $202,011,055

     Fee at 1/50 of 1%                             $40,402.21


















































24f-2:pif\notice\pif1095.wpd